Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and other payables	Trade and other payables

	United States Dollar
Figures in millions unless otherwise stated	2023	2022

Trade payables	161.8	133.1
Accruals and other payables	362.8	350.6
Payroll payables	54.1	45.4
Leave pay accrual	57.4	54.1
Interest payable on loans	7.8	7.3
Damang – contract termination	—	10.2
Trade and other payables	643.9	600.7